Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Revenues	$ 136,539,399	$ 131,501,881	$ 122,158,892
Revenues – related party	7,592,784	9,814,000	9,814,000
Total revenues	144,132,183	141,315,881	131,972,892
Expenses
Voyage expenses	13,618,025	15,849,855	12,474,090
Voyage expenses – related party	1,772,240	1,725,683	1,613,421
Charter hire expenses	4,054,387	4,124,960	320,804
Vessels’ operating expenses	55,680,993	46,477,583	41,335,984
Vessels’ operating expenses – related party	3,141,843	4,177,042	4,099,352
Dry-docking costs	3,613,230	1,774,905	465,681
Management fees – related party	7,346,180	6,452,145	5,501,675
General and administrative expenses (including $1,394,025, $1,150,451, and $1,187,037, to related party)	3,110,409	3,655,316	3,150,929
Depreciation	39,096,589	35,857,507	33,811,607
Impairment loss	5,735,086	8,238,987	6,168,747
Net gain on sale of vessels	(118,427)	(33,251)
Total expenses	137,050,555	128,300,732	108,942,290
Income from operations	7,081,628	13,015,149	23,030,602
Other (expenses)/income
Interest and finance costs	(14,268,148)	(10,385,261)	(9,314,539)
Loss on derivatives	(767,196)	(370,584)	(1,348,384)
Interest income and other income/(expenses)	454,472	173,083	456,924
Foreign exchange (loss)/gain	(299,056)	134,291	(138,777)
Other expenses, net	(14,879,928)	(10,448,471)	(10,344,776)
Net income/(loss)	$ (7,798,300)	$ 2,566,678	$ 12,685,826
Earnings/(Loss) per share
– Basic and diluted (in dollars per share)	$ (0.20)	$ 0.06	$ 0.32
Weighted average number of shares
– Basic and diluted (in shares)	39,824,038	41,315,127	39,305,644